Commitments and Contingencies (Details) - Schedule of future minimum lease payments under non-cancelable operating leases	Dec. 31, 2020 USD ($)
Schedule of future minimum lease payments under non-cancelable operating leases [Abstract]
2021	$ 1,118,331
2022	932,774
2023	550,013
2024	46,181
Operating leases	$ 2,647,299